Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Basic and diluted earnings per ordinary share have been calculated as follows:

	Year Ended December 31,
	2013	2014	2015

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$61,476	66,598	25,195
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	340,423	342,190	343,570
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.18	0.19	0.07

	Year Ended December 31,
	2013	2014	2015

Net income attributable to Himax Technologies, Inc. stockholders (in thousands)	$61,476	66,598	25,195
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding (in thousands)	340,423	342,190	343,570
Unvested RSUs (in thousands)	3,195	1,807	562
	343,618	343,997	344,132
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$0.18	0.19	0.07

Schedule Of Changes In Company Ownership Interests In Subsidiaries [Table Text Block]
The effects of changes in the Company’s ownership interests in its subsidiaries on Himax Technologies, Inc. equity are set forth as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)

Net income attributable to Himax Technologies, Inc. stockholders	$61,476	66,598	25,195
Transfers (to) from the noncontrolling interests:
Increase (decrease) in Himax Technologies, Inc.’s paid-in capital for sale of shares of subsidiaries	(1,455)	131	32
Decrease in Himax Technologies, Inc.’s paid-in capital and retained earnings for purchase of shares of subsidiaries	(1,006)	(1,144)	(1,036)
Change from net income attributable to Himax Technologies, Inc. stockholders and transfers from noncontrolling interests	$59,015	65,585	24,191